Financial instruments and fair value measurements - Summary of Financial Instruments and Fair Value Measurements (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 12,833,319	$ 12,460,211
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	16,440	15,485
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	8,441	4,344
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	7,999	11,141
Recurring fair value measurement [member] | Available for sale investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	8,441	4,344
Recurring fair value measurement [member] | Available for sale investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	8,441	4,344
Recurring fair value measurement [member] | Provisional pricing embedded derivatives assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	7,999	11,141
Recurring fair value measurement [member] | Provisional pricing embedded derivatives assets [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 7,999	$ 11,141